UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4103

Seligman High Income Fund Series
Seligman High-Yield Bond Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/03

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

SELIGMAN HIGH-YIELD BOND SERIES
Mid-Year Report June 30, 2003

Seligman
High-Yield Bond Series

Mid-Year Report
June 30, 2003

Seeking to Maximize

Current Income by

Investing in a Diversified

Portfolio of High-Yielding

Corporate Bonds

Seligman
139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1
Performance Overview	2
Portfolio Overview	5
Portfolio of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	20
Financial Highlights	26
Report of Independent Auditors	31
Trustees and Executive Officers	32
For More Information	Back cover

To The Shareholders

Your mid-year shareholder report for Seligman High-Yield Bond Series follows this letter. This report contains performance information, as well as the Fund’s investment results and audited financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of 11.91% based on the net asset value of Class A shares. During the same time period, the Lipper High Current Yield Average returned 14.53%, and the Citigroup High Yield Bond Index returned 19.78%. We appreciate your continued support of Seligman High-Yield Bond Series and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris

Chairman

Brian T. Zino

President

August 15, 2003

Performance Overview

Growth of an Assumed $10,000 Investment

These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A shares and since inception for Class B, Class C, Class D, Class I, and Class R shares, assuming that all applicable initial sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

Since the measured periods vary, the charts are plotted using different scales and are not comparable. An investment in the Fund is subject to certain risks, including the possible loss of interest. Past performance in not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

_______________

*   Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.

**  Excludes the effect of the 1% CDSC.

†   Inception date.

2

Performance Overview

Investment Results
Total Returns
For Periods ended June 30, 2003

			Average Annual

	Class R Since Inception 4/30/03 *	Six Months *	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96	Class C Since Inception 5/27/99	Class D Since Inception 9/21/93	Class I Since Inception 11/30/01
Class A**

With Sales Charge	n/a	6.51%	8.64%	(6.01)	2.83%	n/a	n/a	n/a	n/a
Without Sales Charge	n/a	11.91	14.00	(5.09)	3.33	n/a	n/a	n/a	n/a
Class B**

With CDSC†	n/a	6.47	8.14	(6.04)	n/a	n/a	n/a	n/a	n/a
Without CDSC	n/a	11.47	13.14	(5.81)	n/a	(0.47)%	n/a	n/a	n/a
Class C**

With Sales Charge
and CDSCø	n/a	9.75	11.43	n/a	n/a	n/a	(6.39)%	n/a	n/a
Without Sales Charge
and CDSC	n/a	11.79	13.46	n/a	n/a	n/a	(6.15)	n/a	n/a
Class D**

With 1% CDSC	n/a	10.79	12.46	n/a	n/a	n/a	n/a	n/a	n/a
Without CDSC	n/a	11.79	13.46	(5.79)	n/a	n/a	n/a	2.43%	n/a
Class I**	n/a	12.13	14.45	n/a	n/a	n/a	n/a	n/a	3.39%

Class R**

With 1% CDSC	1.01%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Without CDSC	2.01	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Lipper High Current
Yield Average***	3.59	14.53	17.24	1.36	5.69	4.72##	1.90	5.63###	7.72

Citigroup
High Yield
Bond Index***	3.79	19.78	26.36	3.29	6.92	6.07††	3.45†††	6.85#	12.48

Net Asset Value Per Share				Dividend, Yield and Capital Gain Information Per Share
	6/30/03	12/31/02	6/30/02	For the Six Months Ended June 30, 2003

				Dividends Paidøø	Yieldøøø	Capital Gain‡
Class A	$3.39	$3.16	$3.24	$0.1391	6.61%	Realized	$0.064
Class B	3.40	3.17	3.25	0.1273	6.16	Unrealized	0.239	‡‡
Class C	3.41	3.17	3.25	0.1273	6.13
Class D	3.41	3.17	3.25	0.1273	6.17
Class I	3.39	3.16	3.24	0.1458	7.32
Class R	3.39	n/a	n/a	0.0475	6.77

(Continued on page 4.)

3

Performance Overview

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results . Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager voluntarily reimbursed certain expenses in 2002 and 2001. Absent such reimbursement, returns that include these periods would be lower.

_______________

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***

The Citigroup High Yield Bond Index and the Lipper High Current Yield Average are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges, and the Citigroup High Yield Bond Index also excludes the effect of fees. Investors cannot invest directly in an average or an index.

ø	The CDSC is 1% for periods of 18 months or less.
øø	Represents per share amount paid or declared during the six months ended June 30, 2003. In the case of Class R, for the period April 30, 2003 to June 30, 2003.
øøø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2003, has been computed in accordance with SEC regulations and will vary.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	From April 30, 1996.
†††	From May 31, 1999.
#	From September 30, 1993.
##	From April 25, 1996.
###	From September 23, 1993.
‡	Information does not reflect effect of capital loss carryforwards that are available to offset these and future net realized capital gains. See Note 5 to Financial Statements.
‡‡	Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 2003.

4

Portfolio Overview

Largest Industries
June 30, 2003

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Corporate Bonds:	Corporate Bonds:

Qwest Services 13.5%, due 12/15/2010*	Qwest 8.875%, due 3/15/2012**
Williams Companies 8.125%, due 3/15/2012*	Dollar Financial Group 10.875%, due 11/15/2006**
El Paso Production Holdings 7.75%, due 6/1/2013*	CSC Holdings 10.5%, due 5/15/2016**
Charter Communications 0% (11.75%), due 5/15/2011*	Hollywood Casino 11.25%, due 5/1/2007**
Houghton Mifflin 9.875%, due 2/1/2013*	Alliance Gaming 10%, due 8/1/2007**
Dynegy Holdings 8.75%, due 2/15/2012*	Lyondell Chemical 10.875%, due 5/1/2009**
Alliance Imaging 10.375%, due 4/15/2011*	Chesapeake Energy 8.375%, due 11/1/2008
Calpine 8.625%, due 8/15/2010*	Fairchild Semiconductor 10.375%, due 10/1/2007**
AMI Semiconductor 10.75%, due 2/1/2013*	EchoStar DBS 9.375%, due 2/1/2009
Preferred Stocks:	Tembec Industries 7.75%, 3/15/2012**
CSC Holdings 11.75%*

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_______________
*    Position added during the period.
**   Position eliminated during the period.

5

Portfolio Overview

Top Ten Companies
June 30, 2003

		Percent of
Security	Value	Net Assets

Qwest	$15,946,750	2.0
El Paso	14,724,625	1.8
Williams Companies	14,313,000	1.8
Allied Waste North America	13,797,437	1.7
Charter Communications	13,012,875	1.6
Sinclair Broadcast Group	12,004,437	1.5
Owens	11,617,000	1.5
American Tower	10,458,375	1.3
Georgia-Pacific	9,946,313	1.2
Nextel Partners	9,752,463	1.2

The amounts shown for the top ten companies represent the value of the Fund’s investments in securities of all types issued by the companies or their affiliates.

Ratings§ June 30, 2003			Weighted Average Maturity

	Moody’s	S&P	7.43 years
Baa/BBB	0.4%	2.2%
Ba/BB	21.0	24.3
B/B	60.7	56.3
Caa/CCC	12.2	14.1
Ca/CC	1.6	0.5
Non-rated	4.1	2.6

___________________________
§  Percentages based on current market values of long-term holdings.

6

Portfolio of Investments
June 30, 2003

	Principal Amount	Value

Corporate Bonds 95.3%
Aerospace 1.8%

K&F Industries 9.625%, 12/15/2010	$3,600,000	$4,014,000
L-3 Communications 6.125%, 7/15/2013*	4,575,000	4,643,625
Sequa 9%, 8/1/2009	5,375,000	5,724,375

		14,382,000

Auto 2.1%

Dana 10.125%, 3/15/2010	5,075,000	5,620,562
Stoneridge 11.5%, 5/1/2012	3,575,000	4,021,875
Tenneco Automotive 10.25%, 7/15/2013*	2,675,000	2,721,813
TRW Automotive Acquisition 11%, 2/15/2013*	2,725,000	2,983,875
United Components 9.375%, 6/15/2013	1,775,000	1,850,437

		17,198,562

Broadcasting 3.3%

NextMedia Operating 10.75%, 7/1/2011	3,625,000	4,078,125
Paxson Communications 0% (12.25%†), 1/15/2009	6,750,000	5,670,000
Sinclair Broadcast Group 8%, 3/15/2012*	4,025,000	4,276,562
Spanish Broadcasting Systems 9.625%, 11/1/2009	3,975,000	4,243,313
Sun Media 7.625%, 2/15/2013 (Canada)	2,425,000	2,594,750
Young Broadcasting (Series B) 8.75%, 6/15/2007	5,121,000	5,223,420

		26,086,170

Building Products 1.8%

Associated Materials 9.75%, 4/15/2012	5,600,000	6,139,000
Reliant Resources 9.25%, 7/15/2010*	4,450,000	4,494,500
Texas Industries 10.25%, 6/15/2011*	3,600,000	3,780,000

		14,413,500

Cable 3.1%

Charter Communications:
0% (9.92%†), 4/1/2011	4,650,000	3,080,625
0% (11.75%†), 5/15/2011	19,475,000	9,932,250
Insight Communications 0% (12.25%†), 2/15/2011	8,050,000	6,721,750
Mediacom Broadband 11%, 7/15/2013	4,450,000	4,972,875

		24,707,500

Capital Goods 2.8%

Briggs & Stratton 8.875%, 3/15/2011	4,500,000	5,220,000
Joy Global 8.75%, 3/15/2012	3,575,000	3,932,500
NMHG Holding 10%, 5/15/2009	2,875,000	3,176,875

_______________
See footnotes on page 14.

7

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Capital Goods (continued)

Terex:
8.875%, 4/1/2008	$2,900,000	$3,030,500
10.375%, 4/1/2011	1,825,000	2,025,750
Tyco International Group 6.375%, 10/15/2011	4,650,000	4,929,000

		22,314,625

Chemicals 5.2%

Arch Western Finance 6.75%, 7/1/2013	3,575,000	3,682,250
Equistar Chemicals 10.125%, 9/1/2008	2,525,000	2,613,375
FMC 10.25%, 11/1/2009	3,550,000	4,011,500
Huntsman ICI Chemicals 10.125%, 7/1/2009	3,700,000	3,570,500
International Specialty Holdings 10.625%, 12/15/2009	5,825,000	6,218,188
Lyondell Chemical 11.125%, 7/15/2012	5,475,000	5,639,250
Methanex 8.75%, 8/15/2012	4,450,000	5,006,250
Millennium America:
9.25%, 6/15/2008	2,500,000	2,700,000
7.625%, 11/15/2026	3,925,000	3,669,875
Rhodia 8.875%, 6/1/2011*	4,500,000	4,680,000

		41,791,188

Consumer Products 0.9%

Jostens 12.75%, 5/1/2010	3,125,000	3,703,125
Remington Arms 10.5%, 2/1/2011*	3,600,000	3,780,000

		7,483,125

Containers 3.3%

BWAY 10%, 10/15/2010*	2,675,000	2,728,500
Crown European Holdings 10.875%, 3/1/2013	2,800,000	3,066,000
Graham Packaging:
8.75%, 1/15/2008	3,575,000	3,575,000
8.75%, 1/15/2008*	1,775,000	1,775,000
Graphic Packaging 8.625%, 2/15/2012	3,475,000	3,561,875
Owens Brockway Glass Container:
8.875%, 2/15/2009	3,900,000	4,251,000
8.25%, 8/15/2013*	2,700,000	2,835,000
Owens-Illinois 7.5%, 5/15/2010	4,600,000	4,531,000

		26,323,375

Diversified Telecommunications 2.4%

Qwest Services 13.5%, 12/15/2010*	14,050,000	15,946,750
Sprint Capital 8.375%, 3/15/2012	2,850,000	3,418,914

		19,365,664

_______________
See footnotes on page 14.

8

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Electric 1.5%

CMS Energy 9.875%, 10/15/2007	$1,775,000	$1,901,469
MSW Energy Holdings 8.5%, 9/1/2010*	3,600,000	3,717,000
Western Resources 9.75%, 5/1/2007	5,800,000	6,525,000

		12,143,469

Energy 8.9%

Citgo Petroleum 11.375%, 2/1/2011*	3,625,000	4,060,000
Clark Refining & Marketing 8.875%, 11/15/2007	5,125,000	5,253,125
Dresser 9.375%, 4/15/2011	4,775,000	4,942,125
Dynegy Holdings 8.75%, 2/15/2012	7,175,000	6,708,625
El Paso 7.875%, 6/15/2012	6,150,000	5,727,187
El Paso Production Holdings 7.75%, 6/1/2013*	8,975,000	8,997,438
Ferrellgas Partners 8.75%, 6/15/2012	4,500,000	4,905,000
Frontier Escrow 8%, 4/15/2013*	2,250,000	2,362,500
Grant Prideco 9%, 12/15/2009	3,700,000	4,125,500
Gulfterra Energy Partners (Series B) 10.625%, 12/1/2012	3,625,000	4,205,000
Premcor Refining Group 9.5%, 2/1/2013	2,700,000	2,997,000
Universal Compression 7.25%, 5/15/2010*	2,925,000	3,042,000
Williams Companies:
8.625%, 6/1/2010	2,375,000	2,493,750
8.125%, 3/15/2012	11,475,000	11,819,250

		71,638,500

Environmental 1.7%

Allied Waste North America 10%, 8/1/2009	12,925,000	13,797,437

Finance 1.7%

Corrections Corporation of America 7.5%, 5/1/2011	4,050,000	4,252,500
LaBranche 12%, 3/2/2007	1,100,000	1,259,500
Western Financial Bank 9.625%, 5/15/2012	7,325,000	7,947,625

		13,459,625

Food and Beverage 1.6%

Del Monte 8.625%, 12/15/2012*	3,575,000	3,807,375
Dole Food:
7.25%, 6/15/2010*	2,750,000	2,770,625
8.875%, 3/15/2011*	1,350,000	1,437,750
Smithfield Foods 7.75%, 5/15/2013*	4,500,000	4,848,750

		12,864,500

_______________
See footnotes on page 14.

9

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Food and Drug 1.5%

Rite Aid:
9.5%, 2/15/2011*	$4,500,000	$4,860,000
7.7%, 2/15/2027	3,625,000	3,008,750
Roundy’s (Series B) 8.875%, 6/15/2012	3,825,000	4,016,250

		11,885,000

Gaming 3.3%

Ameristar Casinos 10.75%, 2/15/2009	6,025,000	6,860,969
Isle of Capri Casinos 8.75%, 4/15/2009	4,300,000	4,601,000
Mandalay Resort Group 9.375%, 2/15/2010	3,400,000	3,859,000
Park Place Entertainment 9.375%, 2/15/2007	3,525,000	3,912,750
Station Casinos 9.875%, 7/1/2010	3,575,000	3,950,375
Venetian Casino Resort 11%, 6/15/2010	2,825,000	3,199,312

		26,383,406

Health Care Facilities and Supplies 3.0%

Alaris Medical Systems:
0% (11.125%†, 8/1/2008	5,350,000	5,671,000
7.25%, 7/1/2011	900,000	915,750
Alliance Imaging 10.375%, 4/15/2011	5,500,000	5,775,000
IASIS Healthcare 13%, 10/15/2009	3,550,000	3,958,250
Medex 8.875%, 5/15/2013*	3,550,000	3,700,875
Province Healthcare 7.5%, 6/1/2013	4,025,000	3,984,750

		24,005,625

Home Builders 1.9%

Beazer Homes USA 8.375%, 4/15/2012	3,650,000	4,060,625
D.R. Horton 8%, 2/1/2009	1,425,000	1,592,437
K. Hovnanian Enterprises 8.875%, 4/1/2012	3,975,000	4,362,562
KB Home 9.5%, 2/15/2011	4,350,000	4,942,688

		14,958,312

Industrials 0.4%

Apogent Technologies 6.5%, 5/15/2013*	3,125,000	3,242,187

Leisure 1.6%

AMC Entertainment 9.5%, 2/1/2011	5,350,000	5,564,000
Bally Total Fitness Holdings 10.5%, 7/15/2011*	2,675,000	2,688,375
Six Flags 8.875%, 2/1/2010	4,950,000	4,776,750

		13,029,125

_______________
See footnotes on page 14.

10

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Lodging 2.8%

Felcore Lodging 10%, 9/15/2008	$5,250,000	$5,446,875
John Q. Hammons Hotels (Series B) 8.875%, 5/15/2012	5,000,000	5,275,000
Host Marriot (Series I) 9.5%, 1/15/2007	6,250,000	6,750,000
MeriStar Hospitality 9.125%, 1/15/2011	4,750,000	4,678,750

		22,150,625

Metals and Mining 2.0%

Hexcel 9.75%, 1/15/2009	3,600,000	3,600,000
Earle M. Jorgesen 9.75%, 6/1/2012	3,050,000	3,248,250
Steel Dynamics 9.5%, 3/15/2009	3,300,000	3,473,250
UCAR Finance 10.25%, 2/15/2012	3,600,000	3,546,000
United States Steel 10.75%, 8/1/2008	1,850,000	1,951,750

		15,819,250

Oil and Gas Producers 2.0%

Chesapeake Energy 8.375%, 11/1/2008	4,800,000	5,220,000
Encore Acquisition 8.375%, 6/15/2012	2,650,000	2,848,750
Grey Wolf 8.875%, 7/1/2007	748,000	774,180
Magnum Hunter Resources 9.6%, 3/15/2012	2,000,000	2,210,000
Plains Exploration & Production 8.75%, 7/1/2012	1,775,000	1,908,125
Westport Resources 8.25%, 11/1/2011	2,750,000	3,025,000

		15,986,055

Oil Equipment 0.1%

Key Energy 8.375%, 3/1/2008	875,000	953,750

Paper and Forest Products 5.3%

Ainsworth Lumber 12.5%, 7/15/2007 (Canada)	3,800,000	4,313,000
Buckeye Technologies 8%, 10/15/2010	3,550,000	3,337,000
Fibermark 10.75%, 4/15/2011	3,125,000	3,140,625
Georgia-Pacific:
8.125%, 5/15/2011	6,175,000	6,375,688
8.875%, 5/15/2031	3,625,000	3,570,625
Jefferson Smurfit:
8.25%, 10/1/2012	3,625,000	3,905,937
7.5%, 6/1/2013*	4,450,000	4,561,250
Longview Fibre 10%, 1/15/2009	3,600,000	4,014,000
Norampac 6.75%, 6/1/2013*	3,150,000	3,323,250
Potlatch 10%, 7/15/2011	3,800,000	4,237,000
Riverwood International 10.875%, 4/1/2008	1,900,000	1,957,000

		42,735,375

Property and Real Estate Development 0.5%

Forest City Enterprises 7.625%, 6/1/2015	3,575,000	3,767,156

_______________
See footnotes on page 14.

11

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Publishing 4.9%

American Media Operations 10.25%, 5/1/2009	$2,650,000	$2,875,250
Dex Media East 12.125%,11/15/2012	4,475,000	5,314,062
R.H. Donnelley Financial:
8.875%, 12/15/2010*	1,775,000	1,970,250
10.875%, 12/15/2012*	3,550,000	4,153,500
Garden State Newspapers 8.75%, 10/1/2009	3,925,000	4,072,188
Houghton Mifflin 9.875%, 2/1/2013*	6,225,000	6,785,250
Moore North America Finance 7.875%, 1/15/2011*	2,700,000	2,828,250
Primedia 8.875%, 5/15/2011	5,400,000	5,710,500
Quebecor Media 11.125%, 7/15/2011 (Canada)	4,525,000	5,203,750

		38,913,000

Restaurants 0.5%

Domino’s 8.25%, 7/1/2011*	1,775,000	1,841,563
Tricon Global Restaurants 8.875%, 4/15/2011	1,775,000	2,112,250

		3,953,813

Satellite 1.4%

DirecTV Holdings 8.375%, 3/15/2013*	1,950,000	2,184,000
EchoStar DBS 9.375%, 2/1/2009	5,575,000	5,972,219
PanAmSat 8.5%, 2/1/2012	2,750,000	2,990,625

		11,146,844

Services 6.8%

Alderwoods Group 11%, 1/2/2007	3,878,300	3,946,170
Hollywood Entertainment 9.625%, 3/15/2011	4,625,000	5,081,719
Iron Mountain 8.625%, 4/1/2013	2,900,000	3,117,500
Mail-Well:
8.75%, 12/15/2008	1,775,000	1,686,250
9.625%, 3/15/2012	3,650,000	3,859,875
Mobile Mini 9.5%, 7/1/2013*	1,350,000	1,404,000
NBC Acquisition 10.75, 2/15/2009	6,600,000	6,633,000
Perry-Judd 10.625%, 12/15/2007	3,925,000	4,101,625
Rent-A-Center 7.5%, 5/1/2010*	1,825,000	1,925,375
Service Corp. International 7.2%, 6/1/2006	6,200,000	6,262,000
Stewart Enterprises 10.75%, 7/1/2008	2,790,000	3,124,800
United Rentals:
10.75%, 4/15/2008	2,750,000	3,018,125
9.25%, 1/15/2009 (Series B)	3,600,000	3,564,000
URS 11.5%, 9/15/2009	1,800,000	1,926,000
Williams Scotsman 9.875%, 6/1/2007	5,275,000	5,195,875

		54,846,314

________________
See footnotes on page 14.

12

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Stores 2.1%

Central Garden & Pet 9.125%, 2/1/2013	$2,675,000	$2,862,250
CSK Auto 12%, 6/15/2006	6,150,000	6,857,250
The Gap 10.55%, 12/15/2008	2,675,000	3,263,500
United Auto Group 9.625%, 3/15/2012	3,350,000	3,601,250

		16,584,250

Technology 3.5%

AMI Semiconductor 10.75%, 2/1/2013*	5,475,000	6,214,125
Amkor Technology:
10.5%, 5/1/2009	5,900,000	5,988,500
7.75%, 5/15/2013	1,800,000	1,719,000
Lucent Technologies 7.25%, 7/15/2006	5,350,000	5,095,875
Nortel Networks 6.125%, 2/15/2006 (Canada)	3,625,000	3,534,375
Thomas & Betts 7.25%, 6/1/2013	3,800,000	3,819,000
Xerox 7.625%, 6/15/2013	1,875,000	1,886,719

		28,257,594

Textile and Apparel 0.8%

Russell 9.25%, 5/1/2010	5,575,000	6,104,625

Transportation 0.3%

Offshore Logistics 6.125%, 6/15/2013*	2,225,000	2,241,688

Utilities 2.4%

AES:
9.375%, 9/15/2010	1,037,000	1,047,370
8.75%, 5/15/2013*	5,400,000	5,643,000
Calpine 8.625%, 8/15/2010	8,000,000	6,040,000
Midland Funding 11.75%, 7/23/2005	4,450,000	4,828,250
National Waterworks (Series B) 10.5%, 12/1/2012	1,775,000	1,972,469

		19,531,089

Wireless 3.8%

Alamosa Holdings 13.625%, 8/15/2011	3,575,000	3,020,875
Dobson Communications 10.875%, 7/1/2010	3,575,000	3,878,875
Dobson/Sygnet Communications 12.25%, 12/15/2008	4,025,000	4,326,875
Nextel Communications 12%, 11/1/2008	4,450,000	4,806,000
Nextel Partners:
9.375%, 11/15/2009	4,950,000	5,339,813
12.5%, 11/15/2009	3,905,000	4,412,650
Triton PCS 8.5%, 6/1/2013*	4,500,000	4,860,000

		30,645,088

_______________
See footnotes on page 14.

13

Portfolio of Investments
June 30, 2003

	Principal Amount, Shares or Warrants		Value
Wireless Tower 2.3%

American Tower 9.375%, 2/1/2009	$8,025,000		$8,105,250
American Tower Escrow 0%, 8/1/2008	3,125,000		2,031,250
Crown Castle International 10.75%, 8/1/2011	4,475,000		4,900,125
SBA Communications 10.25%, 2/1/2009	3,700,000		3,422,500

			18,459,125

Total Corporate Bonds (Cost $707,646,511)			763,568,536

Preferred Stocks 2.0%

Broadcasting 1.3%

Paxson Communications 14.25%	28,700	shs.	2,834,125
Sinclair Capital 11.625%	73,250		7,727,875

			10,562,000

Cable 0.7%

CSC Holdings 11.75%	55,000		5,665,000

Total Preferred Stocks (Cost $15,831,877)			16,227,000

Warrants

Wireless Tower

American Tower*‡(Cost $238,723)	3,125	wts.	321,875

Repurchase Agreement 1.0%

State Street Bank & Trust 0.93%, dated 6/30/2003, maturing 7/1/2003 in the amount of $8,000,207, collateralized by: $7,255,000 US Treasury Bonds 10.375%, 11/15/2009,with a fair market value of $8,243,494 (Cost $8,000,000)	$8,000,000		8,000,000

Total Investments 98.3% (Cost $731,717,111)			788,117,411

Other Assets Less Liabilities 1.7%			13,327,190

Net Assets 100.0%			$801,444,601

_______________
* Rule 144A security.
†  Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
‡  Non-income producing security.
See Notes to Financial Statements.

14

Statement of Assets and Liabilities
June 30, 2003

Assets:

Investments, at value:
Corporate bonds (cost $707,646,511)	$763,568,536
Preferred stocks and warrants (cost $16,070,600)	16,548,875
Repurchase agreement (cost $8,000,000)	8,000,000	$788,117,411
Cash		3,178,525
Receivable for securities sold		17,218,721
Receivable for dividends and interest		15,556,187
Receivable for shares of Beneficial Interest sold		1,090,624
Expenses prepaid to shareholder service agent		337,422
Other		61,476

Total Assets		825,560,366

Liabilities:

Payable for securities purchased		11,295,953
Payable for shares of Beneficial Interest repurchased		9,530,310
Dividends payable		2,231,389
Distribution and service fees payable		478,063
Management fee payable		436,191
Accrued expenses and other		143,859

Total Liabilities		24,115,765

Net Assets		$801,444,601

Composition of Net Assets:

Shares of Beneficial Interest, at par (unlimited shares authorized;
$0.001 par value; 235,793,043 shares outstanding):
Class A		$78,266
Class B		98,419
Class C		17,525
Class D		40,340
Class I		1,243
Class R		—
Additional paid-in capital		2,242,791,533
Dividends in excess of net investment income		(4,391,337)

Accumulated net realized loss		(1,493,591,688)
Net unrealized appreciation of investments		56,400,300

Net Assets		$801,444,601

(Continued on page 16.)

15

Statement of Assets and Liabilities
June 30, 2003

Net Asset Value Per Share:

Class A	($265,482,327 ÷ 78,266,047)	$3.39
Class B	($334,698,493 ÷ 98,419,018)	$3.40
Class C	($59,677,351 ÷ 17,524,633)	$3.41
Class D	($137,368,503 ÷ 40,339,679)	$3.41
Class I	($4,216,400 ÷ 1,243,216)	$3.39
Class R	($1,527 ÷ 450)	$3.39
_______________
See Notes to Financial Statements.

16

Statement of Operations
For the Six Months Ended June 30, 2003

Investment Income:

Interest	$35,826,395
Dividends	1,004,875

Total Investment Income	36,831,270

Expenses:

Distribution and service fees	2,910,530
Management fees	2,562,151
Shareholder account services	1,293,527
Custody and related services	119,076
Shareholder reports and communications	35,952
Registration	35,684
Auditing and legal fees	33,851
Trustees’ fees and expenses	18,259
Miscellaneous	25,477

Total Expenses	7,034,507

Net Investment Income	29,796,763

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	15,124,821
Net change in unrealized appreciation of investments	43,507,460

Net Gain on Investments	58,632,281

Increase in Net Assets from Operations	$88,429,044

_______________
See Notes to Financial Statements.

17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment income	$29,796,763	$74,145,622
Net realized gain (loss) on investments	15,124,821	(278,644,475)
Net change in unrealized appreciation/depreciation of investments	43,507,460	140,023,552

Increase (Decrease) in Net Assets from Operations	88,429,044	(64,475,301)

Distributions to Shareholders:

Net investment income:
Class A	(10,593,878)	(25,094,875)
Class B	(11,795,375)	(30,234,991)
Class C	(1,977,135)	(4,985,089)
Class D	(4,896,221)	(13,082,393)
Class I	(155,659)	(176,687)
Class R	(19)	—
Dividends in excess of net investment income:
Class A	(884,255)	—
Class B	(984,542)	—
Class C	(165,029)	—
Class D	(408,681)	—
Class I	(12,993)	—
Class R	(2)	—
Return of Capital:
Class A	—	(5,170,083)
Class B	—	(6,862,779)
Class C	—	(1,133,273)
Class D	—	(2,952,344)
Class I	—	(38,772)

Decrease in Net Assets from Distributions	(31,873,789)	(89,731,286)

18

Statements of Changes in Net Assets

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	$62,722,463	$87,119,250
Investment of dividends	15,655,037	42,204,942
Exchanges from associated funds	77,391,664	153,885,872

Total	155,769,164	283,210,064

Cost of shares repurchased	(99,038,229)	(328,822,348)
Exchanged into associated funds	(84,108,752)	(167,256,417)

Total	(183,146,981)	(496,078,765)

Decrease in Net Assets from Transactions
in Shares of Beneficial Interest	(27,377,817)	(212,868,701)

Increase (Decrease) in Net Assets	29,177,438	(367,075,288)

Net Assets:

Beginning of period	772,267,163	1,139,342,451
End of Period (net of dividends in excess of net investment income of $4,391,337 and $18,100,082, respectively)	$801,444,601	$772,267,163

_______________
See Notes to Financial Statements.

19

Notes to Financial Statements

1.   Multiple Classes of Shares — Seligman High-Yield Bond Series (the "Fund") is a series of Seligman High Income Fund Series (the "Series"). The Fund offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares became effective on April 30, 2003, and had no transactions other than a sale of 445 shares to Seligman Advisors, Inc. (the "Distributor") for $1,500. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.   Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a.   Security Valuation — Investments in bonds, stocks and convertible issues are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.   Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

20

Notes to Financial Statements

c.    Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund amortizes discount and premium on portfolio securities for financial reporting purposes.

d.   Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.   Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.    Distributions to Shareholders — Dividends are declared daily and paid monthly, other distributions paid by the Fund are recorded on ex-dividend dates. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.   Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003, amounted to $569,999,994 and $593,354,050, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was $735,750,311. The tax basis cost was greater than the cost for financial reporting purposes due to tax deferral of losses on wash sales in the amount of $1,758,099 and the amortization of premium for financial reporting purposes of $2,275,101. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $55,150,818 and $2,783,718, respectively.

4.   Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets and 0.55% per annum of the Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

21

Notes to Financial Statements

Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Fund’s shares, and an affiliate of the Manager, received concessions of $22,761 from sales of Class A shares. Commissions of $176,549 and $66,450 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2003, fees incurred under the Plan aggregated $331,265 or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2003, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $1,629,555, $273,452, and $676,257, respectively. For the period April 30, 2003 to June 30, 2003, fees incurred in respect of Class R shares were $1, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D and Class R shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $21,171.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, amounted to $18,593.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of beneficial interest of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2003, Seligman Services, Inc. received commissions of $2,453 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $12,844, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $1,293,527 for shareholder account services in accordance with a methodology approved by the Fund’s trustees. Class I shares receive more limited shareholder services than the Fund’s other classes of

22

Notes to Financial Statements

shares (the "Retail Classes"). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Series’ potential obligation under the Guaranties is $891,200. As of June 30, 2003, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in trustees’ fees and expenses, and the accumulated balance thereof at June 30, 2003, of $24,414 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.   Capital Loss Carryforward and Other Adjustments — At December 31, 2002, the Fund had a net capital loss carryforward for federal income tax purposes of $1,502,541,345, which is available for offset against future taxable net capital gains, with $443,841 expiring in 2006, $133,531,245 expiring in 2007, $255,659,981 expiring in 2008, $668,622,539 expiring in 2009, and $444,283,739 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Fund elected to defer until January 1, 2003, the recognition for tax purposes of net losses of $2,698,097 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

6.   Committed Line of Credit — The Fund is a participant in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility may be increased to a maximum of $535 million prior to September 30, 2003 at the request of the participating funds to add additional banks to or increase the

23

Notes to Financial Statements

existing banks in the facility. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2003, the Fund did not borrow from the credit facility.

7.   Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	14,216,454	$46,089,698	17,930,305	$60,177,774
Investment of dividends	1,824,561	5,976,756	4,432,853	15,003,047
Exchanged from associated funds	17,435,329	57,185,042	36,604,195	124,306,343
Total	33,476,344	109,251,496	58,967,353	199,487,164
Cost of shares repurchased	(13,099,175)	(42,649,134)	(38,955,369)	(129,947,111)
Exchanged into associated funds	(22,573,018)	(74,840,133)	(36,708,336)	(125,613,955)
Transferred to Class I	—	—	(429,452)	(1,537,439)

Total	(35,672,193)	(117,489,267)	(76,093,157)	(257,098,505)

Decrease	(2,195,849)	$(8,237,771)	(17,125,804)	$(57,611,341)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,508,708	$4,960,199	3,002,442	$10,382,609
Investment of dividends	1,670,987	5,492,735	4,544,944	15,426,073
Exchanged from associated funds	4,489,469	14,721,328	6,171,696	20,848,044

Total	7,669,164	25,174,262	13,719,082	46,656,726

Cost of shares repurchased	(10,323,643)	(33,838,620)	(32,329,264)	(107,962,462)
Exchanged into associated funds	(1,991,233)	(6,437,928)	(8,761,771)	(29,124,328)

Total	(12,314,876)	(40,276,548)	(41,091,035)	(137,086,790)

Decrease	(4,645,712)	$(15,102,286)	(27,371,953)	$(90,430,064)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,688,111	$8,862,099	3,292,105	$11,358,137
Investment of dividends	315,395	1,037,763	849,964	2,884,232
Exchanged from associated funds	689,384	2,266,507	1,007,375	3,338,090

Total	3,692,890	12,166,369	5,149,444	17,580,459

Cost of shares repurchased	(2,282,739)	(7,478,039)	(8,322,551)	(27,902,662)
Exchanged into associated funds	(504,724)	(1,646,666)	(1,454,829)	(4,803,541)

Total	(2,787,463)	(9,124,705)	(9,777,380)	(32,706,203)

Increase (decrease)	905,427	$3,041,664	(4,627,936)	$(15,125,744)

24

Notes to Financial Statements

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	565,161	$1,849,626	1,020,753	$3,506,232
Investment of dividends	907,311	2,982,935	2,555,045	8,685,745
Exchanged from associated funds	981,980	3,218,787	1,579,528	5,393,395

Total	2,454,452	8,051,348	5,155,326	17,585,372

Cost of shares repurchased	(4,510,978)	(14,807,097)	(18,723,603)	(62,904,400)
Exchanged into associated funds	(357,701)	(1,184,025)	(2,283,321)	(7,714,593)

Total	(4,868,679)	(15,991,122)	(21,006,924)	(70,618,993)

Decrease	(2,414,227)	$(7,939,774)	(15,851,598)	$(53,033,621)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	295,870	$959,341	501,912	$1,694,498
Investment of dividends	50,302	164,831	63,111	205,845
Transferred from Class A	—	—	429,452	1,537,439

Total	346,172	1,124,172	994,475	3,437,782

Cost of shares repurchased	(79,565)	(265,339)	(32,264)	(105,713)

Increase	266,607	$858,833	962,211	$3,332,069

	April 30, 2003 * to June 30, 2003

Class R	Shares	Amount

Net proceeds from sales of shares	445	$1,500
Investment of dividends	5	17

Increase	450	$1,517

_______________
* Commencement of offering of shares.

25

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months	Year Ended December 31
	Ended
	6/30/03	2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$3.16	$3.69	$4.99	$6.26	$6.95	$7.55

Income (Loss) from Investment Operations:
Net investment income	0.13	0.28	0.47	0.64	0.69	0.70
Net realized and unrealized gain (loss) on investments	0.24	(0.47)	(1.21)	(1.21)	(0.68)	(0.59)

Total from Investment Operations	0.37	(0.19)	(0.74)	(0.57)	0.01	0.11

Less Distributions:
Dividends from net investment income	(0.13)	(0.28)	(0.47)	(0.64)	(0.70)	(0.69)
Dividends in excess of net investment income	(0.01)	—	—	(0.02)	—	—
Return of capital	—	(0.06)	(0.09)	(0.04)	—	—
Distributions from net realized capital gains	—	—	—	—	—	(0.02)

Total Distributions	(0.14)	(0.34)	(0.56)	(0.70)	(0.70)	(0.71)

Net Asset Value, End of Period	$3.39	$3.16	$3.69	$4.99	$6.26	$6.95

Total Return:	11.91%	(5.35)%	(15.91)%	(10.02)%	0.09%	1.32%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$265,482	$254,191	$360,394	$584,944	$923,395	$1,050,340
Ratio of expenses to average net assets	1.30% †	1.31%	1.16%	1.09%	1.08%	1.10%
Ratio of net investment income to average net assets	8.05% †	8.53%	10.61%	11.08%	10.30%	9.46%
Portfolio turnover rate	75.80%	117.82%	53.04%	27.45%	40.60%	35.34%

_______________
See footnotes on page 30.

26

Financial Highlights

CLASS B

	Six Months	Year Ended December 31
	Ended
	6/30/03	2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$3.17	$3.70	$5.00	$6.26	$6.95	$7.55

Income (Loss) from Investment Operations:
Net investment income	0.12	0.26	0.43	0.59	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.24	(0.48)	(1.21)	(1.20)	(0.68)	(0.59)

Total from Investment Operations	0.36	(0.22)	(0.78)	(0.61)	(0.04)	0.05

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.43)	(0.59)	(0.65)	(0.63)
Dividends in excess of net investment income	(0.01)	—	—	(0.02)	—	—
Return of capital	—	(0.06)	(0.09)	(0.04)	—	.—
Distributions from net realized capital gains	—	—	—	—	—	(0.02)
Total Distributions	(0.13)	(0.31)	(0.52)	(0.65)	(0.65)	(0.65)

Net Asset Value, End of Period	$3.40	$3.17	$3.70	$5.00	$6.26	$6.95

Total Return:	11.47%	(6.07)%	(16.58)%	(10.66)%	(0.69)%	0.57%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$334,698	$326,688	$483,041	$723,751	$1,073,910	$1,037,994
Ratio of expenses to average net assets	2.05% †	2.06%	1.91%	1.84%	1.83%	1.85%
Ratio of net investment income to average net assets	7.30% †	7.78%	9.86%	10.33%	9.55%	8.71%
Portfolio turnover rate	75.80%	117.82%	53.04%	27.45%	40.60%	35.34%

_______________
See footnotes on page 30.

27

Financial Highlights

CLASS C

	Six Months	Year Ended December 31,
	Ended				5/27/99†† to
	6/30/03	2002	2001ø	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$3.17	$3.70	$5.00	$6.27	$6.75

Income (Loss) from Investment Operations:
Net investment income	0.12	0.26	0.43	0.59	0.32
Net realized and unrealized gain (loss) on investments	0.25	(0.48)	(1.21)	(1.21)	(0.41)

Total from Investment Operations	0.37	(0.22)	(0.78)	(0.62)	(0.09)

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.43)	(0.59)	(0.39)
Dividends in excess of net investment income	(0.01)	—	—	(0.02)	—
Return of capital	—	(0.06)	(0.09)	(0.04)	—

Total Distributions	(0.13)	(0.31)	(0.52)	(0.65)	(0.39)

Net Asset Value, End of Period	$3.41	$3.17	$3.70	$5.00	$6.27

Total Return:	11.79%	(6.08)%	(16.59)%	(10.81)%	(1.71)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$59,677	$52,709	$78,721	$87,204	$51,815
Ratio of expenses to average net assets	2.05% †	2.06%	1.91%	1.84%	1.81% †
Ratio of net investment income to average net assets	7.30% †	7.78%	9.86%	10.33% %	9.78% †
Portfolio turnover rate	75.80%	117.82%	53.04%	27.45%	40.60% *

_______________
See footnotes on page 30.

28

Financial Highlights

CLASS D

	Six Months	Year Ended December 31,
	Ended
	6/30/03	2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$3.17	$3.70	$5.00	$6.27	$6.95	$7.55

Income (Loss) from Investment Operations:
Net investment income	0.12	0.26	0.43	0.59	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.25	(0.48)	(1.21)	(1.21)	(0.67)	(0.59)

Total from Investment Operations	0.37	(0.22)	(0.78)	(0.62)	(0.03)	0.05

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.43)	(0.59)	(0.65)	(0.63)
Dividends in excess of net investment income	(0.01)	—	—	(0.02)	—	—
Return of capital	—	(0.06)	(0.09)	(0.04)	—	—
Distributions from net realized capital gains	—	—	—	—	—	(0.02)

Total Distributions	(0.13)	(0.31)	(0.52)	(0.65)	(0.65)	(0.65)

Net Asset Value, End of Period	$3.41	$3.17	$3.70	$5.00	$6.27	$6.95

Total Return:	11.79%	(6.08)%	(16.59)%	(10.81)%	(0.54)%	0.57%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$137,369	$135,595	$217,133	$369,286	$656,727	$769,828
Ratio of expenses to average net assets	2.05% †	2.06%	1.91%	1.84%	1.83%	1.85%
Ratio of net investment incometo average net	7.30% †	7.78%	9.86%	10.33%	9.55%	8.71%
Portfolio turnover rate	75.80%	117.82%	53.04%	27.45%	40.60%	35.34%

________________
See footnotes on page 30.

29

Financial Highlights

CLASS I				CLASS R

	Six Months Ended 6/30/03	Year Ended 12/31/02	11/30/01†† to 12/31/01ø	4/30/03 †† to 06/30/03

Per Share Data:

Net Asset Value, Beginning of Period	$3.16	$3.69	$3.77	$3.37

Income (Loss) from Investment Operations:
Net investment income	0.14	0.29	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.24	(0.47)	(0.05)	0.03

Total from Investment Operations	0.38	(0.18)	(0.03)	0.07

Less Distributions:
Dividends from net investment income	(0.14)	(0.29)	(0.01)	(0.04)
Dividends in excess of net investment income	(0.01)	—	—	(0.01)
Return of capital	—	(0.06)	(0.04)	—

Total Distributions	(0.15)	(0.35)	(0.05)	(0.05)

Net Asset Value, End of Period	$3.39	$3.16	$3.69	$3.39

Total Return:	12.13%	(5.02)%	(0.91)%	2.01%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,216	$3,085	$53	$2
Ratio of expenses to average net assets	0.90% †	0.93%	0.78% †	1.62% ††
Ratio of net investment income to average net assets	8.44% †	8.91%	11.48% †	7.61% †
Portfolio turnover rate	75.80%	117.82%	53.04% **	75.80% ‡
Without expense reimbursements:‡‡
Ratio of expenses to average net assets		0.98%	1.43% †
Ratio of net investment income to average net assets		8.86%	10.83% †

________________

†	Annualized.
††	Commencement of offering of shares.
*	For the year ended December 31, 1999.
**	For the year ended December 31, 2001.
‡	For the six months ended June 30, 2003.
‡‡	The Manager, at its discretion, reimbursed certain expenses of Class I shares.
ø
As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01 for Classes A, B, C and D, decrease net realized and unrealized loss on investments per share by $0.01 for Classes A, B, C and D, and decrease the ratios of net investment income to average net assets from 10.77% to 10.61% for Class A, from 10.02% to 9.86% for Classes B, C, and D, and from 11.53% to 11.48% for Class I. The effect of this change per share for Class I was less than $0.01. The ratios for periods prior to January 1, 2001, have not been restated.

30

Report of Independent Auditors

The Trustees and Shareholders,
Seligman High-Yield Bond Series of
Seligman High Income Fund Series:

We have audited the accompanying statement of assets and liabilities of Seligman High-Yield Bond Series (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Fund’s custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman High-Yield Bond Series as of June 30, 2003, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 15, 2003

31

Trustees

Robert B. Catell 3, 4	William C. Morris 1

• Chairman and Chief Executive Officer, KeySpan Corporation	• Chairman of the Board, J. & W. Seligman & Co. Incorporated • Chairman, Carbo Ceramics Inc

John R. Galvin 2, 4	Leroy C. Richie 2, 4

• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	• Chairman and CEO, Q Standards Worldwide, Inc. • Director, Kerr-McGee Corporation

Paul C. Guidone 1	Robert L. Shafer 3, 4

• Chief Investment Officer, J. & W. Seligman & Co. Incorporated	• Retired Vice President, Pfizer Inc.

Alice S. Ilchman 3, 4	James N. Whitson 2, 4

• Director Emerita, Sarah Lawrence College • Trustee, Committee for Economic Development	• Director, C-SPAN • Director, CommScope, Inc.

Frank A. McPherson 3, 4	Brian T. Zino 1

• Director, ConocoPhillips Inc. • Director, Integris Health	• President, J. & W. Seligman & Co. Incorporated • Chairman, Seligman Data Corp. • Chairman, ICI Mutual Insurance Company • Member of the Board of Governors, Investment Company Institute

John E. Merow 2, 4

• Director, Commonwealth Industries, Inc. • Trustee, New York-Presbyterian Hospital • Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2, 4

• Trustee, The Geraldine R. Dodge Foundation	Member: 1 Executive Committee 2 Audit Committee 3 Trustee Nominating Committee 4 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Kendall C. Peterson	Frank J. Nasta

Vice President	Secretary

32

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Independent Auditors
Deloitte & Touche LLP

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated
Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman High-Yield Bond Series which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TXHY3 6/03

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEMS 5. AUDIT COMMIEETT OF LISTED REGISTRANTS.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH-YIELD BOND SERIES

By:
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:    August 22, 2003

SELIGMAN HIGH-YIELD BOND SERIES

EXHIBIT INDEX

(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.